SECURITIES AND EXCHANGE COMMISSION

                              Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /    /
                                                                      ----


      Pre-Effective Amendment No.                                    /   /
                                  -------                             ---
      Post-Effective Amendment No.    9                              / X /
                                   --------                           ---

                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT              /    /
                                                                      ----
OF 1940


      Amendment No.    10                                            / X  /
                    -------                                           ----
                             (Check appropriate box or boxes.)


AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
-------------------------------------------------------------------------------


(Exact Name of Registrant as Specified in Charter)

1793 Kingswood Drive, Suite 200, Southlake, Texas  76092
-------------------------------------------------------------------------------
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 251-6700
                                                      --------------

Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

                          (Name and Address of Agent for Service)

                                       With copy to:
                 Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                         3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1999.


It is proposed  that this filing will become  effective:
/ /  immediately  upon filing  pursuant to paragraph (b)
/ / on ________  pursuant to paragraph (b)
/ / 60 days after  filing  pursuant to  paragraph  (a)(1)
/ / on (date)  pursuant to paragraph  (a)(1)
/X/ 75 days after filing  pursuant to paragraph  (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          MASTER HIGH YIELD INCOME FUND

                                   PROSPECTUS

                                 JUNE ___, 2000

INVESTMENT OBJECTIVE:
to provide a high level of income, with the potential for capital appreciation.







340 Sunset Drive
Ft. Lauderdale, Florida 33301
(888) ___-____

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE

ABOUT THE FUND................................................................

FEES AND EXPENSES OF INVESTING IN THE FUND....................................

HOW TO BUY SHARES.............................................................

HOW TO REDEEM SHARES..........................................................

DETERMINATION OF NET ASSET VALUE..............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................

MANAGEMENT OF THE FUND........................................................

FINANCIAL HIGHLIGHTS..........................................................

FOR MORE INFORMATION................................................BACK COVER

ABOUT THE FUND

INVESTMENT OBJECTIVE

    The objective of the Fund is to provide a high level of income, with the potential for capital appreciation.

PRINCIPAL STRATEGIES

      The Fund invests primarily in diversified portfolio of publicly traded common stock of closed-end investment companies whose portfolios consist primarily of high-yielding corporate debt securities, commonly referred to as "junk bond funds." The term "junk bond" refers to high yield-high risk securities which are rated below investment grade by recognized rating agencies or are unrated securities of comparable quality. While these lower rated securities generally offer a higher return potential than higher rated securities, they also involve greater price volatility and greater risk of loss of income and principal. Under normal market conditions, the portfolios of junk bond funds have at least 65% of their assets in high-yielding corporate debt securities.

      The bond funds and their weightings in the Fund's portfolio will be selected by the Fund's adviser based on the underlying characteristics of their individual holdings. The adviser pays careful attention to the portfolio of each bond fund in order to reduce the Fund's exposure to early bond calls and under-performing securities that would have the effect of diluting the Fund's current income. Each potential fund purchase is evaluated by the adviser for its overall credit quality and call risk probability. In addition, all potential investments are evaluated based upon the experience of each bond fund's portfolio manager in various economic and interest rate cycles.

      Out of the universe of approximately 35 closed-end junk bond funds, the selection process narrows the field to a group of approximately 20 funds that meet the adviser's criteria of stable performance and are consistent with the Fund's objective. By employing an investment strategy that requires the Fund to invest in a group of funds, investors will be diversified across a wide spectrum of debt issues, thereby reducing the exposure to any single issuer of corporate debt, or any single portfolio manager. No more than 10% of the Fund will be invested in any one closed-end fund. The Fund will not own more than 3% of the outstanding shares of any one closed-end fund.

      The Fund may sell a position if the bond fund changes its objective or investment manager. The Fund may also sell a position if the adviser believes that the composition of the bond fund has changed and is no longer consistent with the Fund's objective or if the adviser identifies another investment that it believes will outperform a current position.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MARKET RISK. Closed-end funds frequently trade at a discount from their net asset value in the secondary market. The amount of such discount is subject to change from time to time in response to various factors and can have a negative effect on the Fund's share price.

    The Fund may be affected by losses of the underlying bond funds and the level of risk arising from the investment practices of such companies. For example, a significant number of the bond funds utilize substantial leveraging in their portfolios. This leveraging will cause increased price volatility for those funds' shares, and as a result, increased volatility in the Fund's share price. The Fund has no control over the risks taken by the bond funds in which it invests.

o HIGHER EXPENSES. The Fund will indirectly bear its proportionate share of any fees and expenses paid by funds in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

o JUNK BOND RISK. Because the Fund invests in closed-end funds that invest in junk bonds, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds, reducing the funds' ability to sell their junk bonds (liquidity risk) and reducing the funds' share prices. If the value of the underlying funds decline, the Fund's share price declines.

o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. The Fund's exposure to interest rate risk (and the corresponding effect on the Fund's share price) may be greater because the Fund invests a significant proportion of its portfolio in junk bond funds. The bond funds will receive early returns of principal when bonds are called or sold before they mature. The bond funds may not be able to reinvest the money they receive at as high a yield or as long a maturity.

o CREDIT RISK. The issuer of a bond may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. Because it invests indirectly in junk bonds, the Fund is subject to substantial credit risk.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o  The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

    The investment objective of the Fund may be changed without shareholder approval.

    From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has a limited performance history.

                  FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................NONE
Maximum Deferred Sales Charge (Load)......................................NONE
Redemption Fee............................................................NONE
Exchange Fee..............................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)1
Management Fees..........................................................1.25%
Distribution (12b-1) Fees.................................................NONE
Other Expenses ..........................................................____%
Total Annual Fund Operating Expenses ....................................____%

1 Operating expenses are estimated for the Fund's first fiscal year. The Fund invests principally in bond funds and other investment companies. To the extent that the Fund invests in investment companies, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such investment companies, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in investment companies, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table above or example below.

Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                 1 YEAR 3 YEARS

                                $---              $----

                                HOW TO BUY SHARES

      The  minimum  initial  investment  in  the  Fund  is  $1,000  and  minimum subsequent investments are $100. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

      BY MAIL- To be in proper form, your initial purchase request must include:
o     a completed and signed investment application form (which accompanies this Prospectus); and

o     a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

U.S. Mail:                              Overnight:
Master High Yield Income Fund           Master High Yield Income Fund
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

      BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (888) ___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Master High Yield Income Fund
      Account Name  _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.#823257860

      You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

      -your name              -the name of your account(s)
      -your account number(s) -a check made payable to Master High
                               Yield Income Fund

Checks should be sent to the Master High Yield Income Fund at the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting [$100] or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                          Master High Yield Income Fund
                         c/o Unified Fund Services, Inc.
                                P.O. Box 6110
                        Indianapolis, Indiana 46206-6110

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

            ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of [income].

      TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

      Riccardi Group LLC, 340 Sunset Drive, Ft. Lauderdale, Florida 33301 serves as investment adviser to the Fund. Riccardi Group LLC was organized in October 1998 and had developed and advised (in association with Reich & Tang Distributors) four unit investment trust funds with investments totaling over $200 million of high yield taxable and tax exempt closed-end bond funds.

      Charles Taub, CFA, has been a senior vice-president of the adviser since joining the firm in June of 1999. He has been responsible for the day-to-day management of the Fund since its inception. Mr. Taub has been the Portfolio Manager of Chelsea Asset Management, a privately held company with investments totaling $120 million, since 1997. From 1993 to 1997, he has a Senior Financial Analyst at the Chase Manhattan Bank. He is a Certified Financial Analyst and member of The New York Society of Security Analysts.

      The Fund is authorized to pay the adviser a fee equal to 1.20% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      The Adviser has entered into a Sub-Advisory Agreement with Thomas J. Herzfeld Advisors, Inc., P.O. Box 161465, Miami, Florida 33116. When the adviser deems appropriate, the Fund will consult with the sub-adviser regarding the Fund's investment in closed-end funds. As of _________, 2000, Thomas J. Herzfeld Advisors, Inc. manages over [$ ] in assets for various clients, including [corporations, institutional investors, pension and profit sharing plans, and individuals.] Additionally, Thomas J. Herzfeld Advisors, Inc. publishes an annual reference book on closed-end funds entitled The
                                                                          ---
Thomas J. Herzfeld  Encyclopedia of Closed-End  Funds.  The Fund's adviser has
-----------------------------------------------------
agreed to pay Thomas J. Herzfeld Advisors, Inc. an annual sub-advisory fee equal to ____% of the Fund's average daily net assets. It is anticipated that the Fund will execute a significant portion of its brokerage transactions through an affiliate of the sub-adviser, Thomas J. Herzfeld & Co., Inc., because of their expertise in the closed-end fund market, Thomas
J. Herzfeld & Co., Inc. will receive brokerage commissions in connection with these transactions.

                                 MORE ABOUT RISK

CLOSED-END FUNDS. The value of your shares may increase or decrease depending on the value of the underlying shares of the bond funds in the Fund's portfolio. The bond funds are closed-end investment companies with managed portfolios. Shares of closed-end funds frequently trade at a discount from net asset value. However, a fund's articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting the fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Fund ) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that the fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those bond funds whose shares were purchased by the Fund at a premium.

      Should any of the underlying bond funds convert to open-end status, the Fund will retain such shares unless a determination is made by the adviser that the retention of such shares would be detrimental to the Fund. In the unlikely event that a Fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss to the Fund because shares of open-end funds trade at net asset value. In addition, to the extent that the converted bond fund creates additional shares when interest rates have declined and invests in lower yielding securities, the Fund may experience a reduction of the average yield of its retained shares in that fund caused by the acquisition of lower coupon investments.

      Certain of the underlying bond funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by the bond fund's board to reduce a discount on its share price. To the extent such a plan is implemented and shares owned by the Fund are repurchased by the Fund, the Fund's position in that bond fund would be reduced. Similarly, in the event that the Fund does not retain shares of a bond fund which converted to open-end status, the Fund's position in that Fund would be eliminated.

      Shares of many closed-end bond funds are thinly traded, and therefore may be more volatile and subject to greater price fluctuations than shares with greater liquidity. Investors should be aware that there can be no assurance that the value of the securities in the Fund 's portfolio will increase or that the issuers of those securities will pay dividends on outstanding shares. Any distributions of income to shareholders will generally depend on the declaration of dividends by the issuers of the underlying bonds, and the declaration of dividends depends on several factors including the financial condition of the issuers included in the portfolios of those securities and general economic conditions.

JUNK BONDS. The bond funds in the Fund's portfolio invest primarily in junk bonds. There are certain risks associated with such securities that could cause the value of these funds to decrease. This, in turn, would cause the value of the Fund to decrease.

      Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to make payments on its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer.

      Other than with respect to distressed securities, discussed below, the lower grade securities in which the bond funds may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after a bond fund purchases a particular security, in which case the bond fund and the Fund may experience losses and incur costs. Lower grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from a bond funds which holds it. If a call were exercised by the issuer during a period of declining interest rates, the particular bond fund is likely to have to replace such called security with a lower yielding security, thus decreasing the net investment income to the bond fund and the Fund.

      Lower grade securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of lower grade securities than on higher-rated fixed-income securities. Factors adversely affecting the market value of such securities are likely to adversely affect a bond fund's net asset value which, in turn, may adversely affect the value of your investment. [Recently, demand for lower grade securities has increased significantly and the difference between the yields paid by lower grade securities and investment grade bonds (i.e., the "spread") has narrowed. To the extent this differential increases, the value of lower grade securities in a bond fund's portfolio could be adversely affected along with the value of your investment.]

      Like higher-rated fixed-income securities, lower grade securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the lower grade securities market, which market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for lower grade securities by various dealers. As a result, during periods of high demand in the lower grade securities market, it may be difficult to acquire lower grade securities appropriate for investment by the bond funds. Adverse economic conditions and investor perceptions thereof (whether or not based on economic reality) may impair liquidity in the lower grade securities market and may cause the prices a bond fund receives for its lower grade securities to be reduced. In addition, a bond fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet its liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of a bond fund's portfolio instruments than in the case of instruments trading in a more liquid market. Moreover, a bond fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

DISTRESSED SECURITIES. The bond funds may invest a portion of the initial assets in "Distressed Securities" which are securities that are: the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P), or, if unrated, are in the opinion of the bond fund's investment advisor of equivalent quality. An investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent an underlying bond fund invests in Distressed Securities, the Fund's ability to achieve current income for you may be diminished.

LEVERAGE. The use of leverage by the bond funds creates an opportunity for increased net income and capital growth for their shares, but, also creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The bond funds may use leverage to provide their shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the shares and the risk that fluctuations in interest rates on borrowing and debt or in the dividend rates on any preferred shares may affect the return to shareholders. To the extent the income or capital growth derived from securities purchased with funds received from leverage exceeds the cost of leverage, a bond fund's return will be greater than if leverage had not been used. Conversely, if the income or capital growth from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a bond fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. This would, in turn, reduce the amount available for distribution to the Fund as a shareholder.

FOREIGN SECURITIES. Certain bond funds may invest all or a portion of their assets in securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units. Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates, future foreign political and economic developments, and different legal systems and possible imposition of exchange controls or other foreign government laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the bond funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the bond funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. Finally, accounting, auditing and financial reporting standards in foreign countries are not necessarily equivalent to U.S. standards and therefore disclosure of certain material information may not be made.

                              FOR MORE INFORMATION

    Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 888-___-____ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                          Master High Yield Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June __, 2000

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Master High Yield Income Fund dated June __, 2000. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-[800-________].

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUND..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................

INVESTMENT LIMITATIONS.........................................................

THE INVESTMENT ADVISER ........................................................

TRUSTEES AND OFFICERS..........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................

DETERMINATION OF SHARE PRICE...................................................

INVESTMENT PERFORMANCE.........................................................

CUSTODIAN......................................................................

TRANSFER AGENT.................................................................

ACCOUNTANTS....................................................................

DISTRIBUTOR....................................................................

ADMINISTRATOR..................................................................

DESCRIPTION OF THE TRUST AND THE FUND

      The Master High Yield Income Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on ________, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Riccardi Group LLC (the "Adviser").

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated and will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      [Prior to the public offering of the Fund, AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. As the controlling shareholder, AmeriPrime Financial Securities, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the Management Agreement. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Fund.]

      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Fund may make and some of the techniques they may use.

      A. Investment Companies. In addition to the closed-end bond funds described in the Fund's Prospectus, the Fund may invest to a limited extent in other types of investment companies, such as open-end bond funds and open-end and closed-end convertible bond funds. Convertible bonds may be converted into or exchanged for a prescribed amount of common stock. . Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

      B. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

          C. U.S. Government Securities The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      D. Repurchase Agreements The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund have an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

          3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          [7. Concentration. The Fund will invest no more than 25% of its total ------------- assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.]

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4.    Options.  The Fund will not purchase or sell puts, calls, options or
            -------
straddles.

          5. Illiquid Investments. The Fund will not invest more than 15% of its net -------------------- assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6.    Short Sales.  The Fund will not effect short sales of securities.
            -----------

THE INVESTMENT ADVISER

          The Fund's investment adviser is Riccardi Group LLC, 340 Sunset Dr., Ft. Lauderdale, Florida 33301. Richard Riccardi and Susan T. Warner may each be deemed to control the Adviser due to their respective share of ownership of the Adviser.

      Under the terms of the management agreement (the "Management Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund.

      The Adviser retains the right to use the names "Riccardi" and "High Yield" or any variation thereof in connection with another investment company or business enterprise with which the adviser is or may become associated. The Trust's right to use the names " Riccardi" and "High Yield" automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

          Thomas J. Herzfeld Advisors, Inc.(the "Sub-Adviser") is the sub-adviser to the Fund. Under the terms of the sub-advisory agreement, Thomas
J. Herzfeld Advisors, Inc. receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. [Insert description of sub-advisory agreement.]


TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

=====================================================================================
NAME, AGE AND ADDRESS    POSITION          PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------------------------------------------------------------------------------------
*Kenneth D. Trumpfheller President,  President, Treasurer and Secretary of
1793 Kingswood Drive     Secretary,  AmeriPrime Financial Services, Inc., the
Suite 200                Treasurer   Fund's administrator, and AmeriPrime Financial
Southlake, Texas  76092  and Trustee Securities, Inc., the Fund's distributor,
Year of Birth:  1958                 since 1994.  President and Trustee of
                                     AmeriPrime Funds and AmeriPrime Insurance
                                     Trust.  Prior to December, 1994, a senior
                                     client executive with SEI Financial Services
-------------------------------------------------------------------------------------
Mark W. Muller           Trustee     Account Manager for Clarion Technologies,
175 Westwood Drive                   a manufacturer of automotive, heavy truck, and
Suite 300                            consumer goods, from 1996 to present.  From 1986
Southlake, Texas 76092               to 1996, an engineer for Sicor, a telecommunication
Year of Birth:   1964                hardware company.
-------------------------------------------------------------------------------------
Richard J. Wright, Jr.   Trustee     Various positions (most recently Program
8505 Forest Lane                     Manager) with Texas Instruments, a technology
MS 8672                              company, from 1985 to present.
Dallas, Texas 75243
Year of Birth:  1962


=====================================================================================


      The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

=================================================================
                          AGGREGATE           TOTAL COMPENSATION
                          COMPENSATION        FROM TRUST (THE TRUST
NAME                      FROM TRUST          IS NOT IN A FUND COMPLEX)
-----------------------------------------------------------------
Kenneth D. Trumpfheller        0                0
-----------------------------------------------------------------
Mark W. Muller                 $_______         $_____
-----------------------------------------------------------------
Richard J. Wright              $_______         $______
=================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Management Agreement.

      While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

          The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Thomas J. Herzfeld & Co., Inc., in its capacity as a registered broker-dealer, will effect a significant amount of the Fund's securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through [clearing broker]. Thomas J. Herzfeld & Co., Inc., an affiliate of the Sub-Adviser, receives brokerage commissions from the Fund..

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

          Under the Investment Company Act of 1940, persons affiliated with the Sub-Adviser (such as Thomas J. Herzfeld & Co., Inc.) or Adviser may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Thomas J. Herzfeld & Co., Inc. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Thomas
J. Herzfeld & Co., Inc. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through [clearing broker].

          The Fund will not effect any brokerage transactions in its portfolio securities with Thomas J. Herzfeld & Co., Inc. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Management Agreement provides that affiliates of affiliates of the Adviser or Sub-Advisermay receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Thomas
J. Herzfeld & Co., Inc., it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by Thomas J. Herzfeld & Co., Inc. on comparable transactions for its most favored unaffiliated customers, except for customers of Thomas J. Herzfeld & Co., Inc. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Thomas J. Herzfeld & Co., Inc. to the Fund and its other customers, and information concerning the commissions charged by other qualified brokers.

          The Sub-Advisory Agreement does not provide for a reduction of the Sub-Adviser's fee by the amount of any profits earned by Thomas J. Herzfeld & Co., Inc. from brokerage commissions generated from portfolio transactions of the Fund.

          The Fund contemplates ongoing arrangements with other brokerage firms from time to time. Thomas J. Herzfeld & Co., Inc. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

      To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      The  Fund  may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)n=ERV

      Where:P     =  a hypothetical $1,000 initial investment
            T     =  average annual total return
            n     =  number of years
            ERV   =  ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      The Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield = 2[(a-b/cd+1)6-1]
      Where:
      a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
      d = the maximum offering price per share on the last day of the period

      Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

      The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agency and shareholder service functions. [For its services as transfer agent, Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $750).] In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. [For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).]

ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the first fiscal year. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

      AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and Officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

            The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. [The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 01.0% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars.] The Administrator, the Distributor, and Unified (the Fund's transfer agent) are controlled by Unified Financial Services, Inc.

                            AMERIPRIME ADVISORS TRUST

PART C.     OTHER INFORMATION
            -----------------

Item 23.    Exhibits

(a)   Articles of Incorporation.

      (i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
     Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

     (i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
     incorporated by reference.

     (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (xii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Flagship Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (xiii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Technology Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (xiv) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Partners Equity Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.


     (iv) Registrant's Management Agreement with AExpert Advisory, Inc. for the Enhans Master Investor Fund is filed herewith.

     (xvi) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund is filed herewith.


     (xvii) Registrant's Proposed Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (xviii) Registrant's Proposed Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Hedge Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

     (xix) Registrant's Proposed Management Agreement with Paragon Capital Management, Inc. for the Paragon Uncorrelated Return Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.


     (xx) Registrant's Proposed Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund is filed herewith.

     (xxi) Proposed Sub-Advisory Agreement between Riccardi Group LLC and Thomas
     J. Herzfeld Advisors, Inc. for the Master High Yield Income Fund is filed herewith.


(e)  Underwriting Contracts.

     (i)   Registrant's   Underwriting   Agreement  with  AmeriPrime   Financial
     Securities,   Inc.,   which  was  filed  as  an  Exhibit  to   Registrant's
     Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iii) Amended  Exhibit A to Underwriting  Agreement,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  4,  is  hereby
     incorporated by reference.

(f)  Bonus or Profit Sharing Contracts. None.

(g)  Custodian  Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii)  Amended  Appendix  B to  Custodian  Agreement,  which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  4,  is  hereby
     incorporated by reference.

(h)  Other Material Contracts. None.

(h)  Legal Opinion.


(i) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.


(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. (i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan. None.

(o)  Reserved.

(p)  Codes of Ethics. Copy of Registrant's Code of Ethics, which was filed as an
     Exhibit  to  Registrant's   Post-Effective   Amendment  No.  7,  is  hereby
     incorporated by reference.

(q)  Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (iii) Power of Attorney for the President, Treasurer, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

Item 24.    Persons Controlled by or Under Common Control with the Funds
--------    ------------------------------------------------------------


As of March 14, 2000, First Union National Bank, Trustee, owned 87.71%49.20% of the StoneRidge Small-Cap Equity Fund, 78.60% of the StoneRidge Equity Fund and 99.63% of the StoneRidge Bond Fund. As a result, the StoneRidge Small-Cap Equity Fund, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

As of March 14, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Opportunity Growth Fund, and the Monteagle Fixed Income Fund. As a result, the Monteagle Funds may be deemed to be under common control.

As of March 14, 2000, Specialty Screw Machine Company owned 99.72% of the Enhans RT 500 Fund and 99.72% of the Enhans Master Investor Fund. As a result, the Enhans Funds may be deemed to be under common control.


Item 25.    Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser. (i) Stoneridge has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund, Monteagle Fixed Income Fund, is a registered investment adviser.

     (i)NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc.("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser. (i) Fitzgerald has engaged in no other business during the past two fiscal years.

     (ii)   Information   with  respect  to  each  principal  of  Fitzgerald  is
     incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) Ensemble Investments, Inc. ("Ensemble"), 2010 N. First Street, San Jose, California, adviser for the Ensemble Community Flagship Fund, Ensemble Community Technology Fund and Ensemble Partners Equity Fund, is a
     registered investment adviser. (i) Ensemble has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Ensemble is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-57140).


(g) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.


(i)  AExpert has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of AExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(h) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser. (i) Cloud, Neff has engaged in no other business during the past two fiscal years.


     (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).


     (i) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser. (i) Paragon has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).


(j) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(k) Thomas J. Herzfeld Advisors, Inc., ("Herzfeld"), P.O. Box 161465, Miami, Florida 33116, sub-adviser to the Master High Yield Income Fund is a registered investment adviser.

     (i) Herzfeld has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-20866).


Item 27.    Principal Underwriters

(a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President, Treasurer and a Trustee of the Registrant. AmeriPrime Financial Services, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the TANAKA Funds, Inc.

(b) Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

(c)  Not applicable.

Item 28.    Location of Accounts and Records

 Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.    Management Services Not Discussed in Parts A or B
--------    -------------------------------------------------

      None.

Item 30.    Undertakings

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 17 day of March, 2000.


                                    AmeriPrime Advisors Trust

                                    By:  __/s/_______________________________
                                        Donald S. Mendelsohn

                                            Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                    *By:        /s/
Kenneth D. Trumpfheller,*                         Donald S. Mendelsohn
President, Treasurer and Trustee                  Attorney-in-Fact

                                            March    17, 2000

Mark Muller,* Trustee


Richard Wright,* Trustee




                                  EXHIBIT INDEX

1.  Management Agreement (Enhans RT 500 Fund).......................EX-99.23.d.1
2.  Management Agreement (Enhans Master Investor Fund)..............EX-99.23.d.2
3.  Proposed Management Agreement (Master High Yield Income Fund)...EX-99.23.d.3
4.  Proposed Sub-Advisory Agreement (Master High Yield Income Fund).EX-99.23.d.4
5.  Opinion and Consent of Counsel....................................EX-99.23.i
6.  Consent of Accountant.............................................EX-99.23.j